UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2013 (Unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 91.0%
Consumer Discretionary - 9.9%
Allison Transmission Holdings	18,410	$425,271
Bed Bath & Beyond *	7,630	433,003
CarMax *	7,120	273,479
Omnicom Group	7,950	457,363
Valassis Communications	14,480	398,055
		1,987,171
Consumer Staples - 2.3%
Kroger	15,540	453,923

Energy - 6.8%
Denbury Resources *	25,610	464,053
Noble	12,810	458,855
Whiting Petroleum *	9,170	446,579
		1,369,487
Financials # - 25.8%
American Financial Group	10,120	444,875
BOK Financial	8,410	499,806
Eaton Vance	8,390	320,414
Fifth Third Bancorp	27,910	442,094
Fulton Financial	40,300	457,405
Mack-Cali Realty - REIT	16,710	474,230
Markel *	991	479,099
Mid-America Apartment Communities - REIT	6,320	438,861
Peoples United Financial	35,610	466,491
Plum Creek Timber - REIT	6,140	297,790
Ryman Hospitality Properties - REIT	9,550	427,363
TD Ameritrade	23,350	443,884
		5,192,312
Health Care - 10.0%
AmerisourceBergen	8,090	381,848
Life Technologies *	6,880	399,934
Patterson Companies	12,100	439,714
PerkinElmer	10,550	360,494
Universal Health Services, Class B	7,600	439,964
		2,021,954
Industrials - 6.0%
Carlisle Companies	4,060	275,552
Exelis	42,150	434,988
Towers Watson, Class A	7,630	507,929
		1,218,469
Information Technology - 13.5%
Avago Technologies	13,650	467,103
DST Systems	6,040	410,237
Lender Processing Services	18,930	464,921
Molex, Class A	21,140	480,301
Synopsys *	15,080	528,252
Zebra Technologies, Class A *	8,190	366,257
		2,717,071
Materials - 7.9%
Ashland	4,720	368,018
Greif, Class A	9,610	488,861
International Flavors & Fragrances	4,900	357,602
Sigma-Aldrich	4,970	382,988
		1,597,469

	Utilities - 8.8%
	AGL Resources	11,480	458,741
	Entergy	7,020	437,065
	Great Plains Energy	20,570	449,043
	Vectren	13,190	435,270
			1,780,119
	TOTAL COMMON STOCKS
	(Cost $16,868,255)		18,337,975

	SHORT-TERM INVESTMENT - 8.8%
	Invesco Treasury Portfolio, 0.02% ^
	(Cost $1,781,746)	1,781,746	1,781,746

	Total Investments - 99.8%
	(Cost $18,650,001)		20,119,721
	Other Assets and Liabilities, Net - 0.2%		37,817
	Total Net Assets - 100.0%		$20,157,538

*	Non-income producing security.
#
As of February 28, 2013, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable rate security - The rate shown is the rate in effect at February 28, 2013.
REIT -	Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,337,975	$-	$-	$18,337,975
Short-Term Investment	$1,781,746	$-	$-	$1,781,746
Total Investments	$20,119,721	$-	$-	$20,119,721

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended February 28, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Reinhart Mid Cap Private
Market Value Fund

Cost of investments	$ 18,650,001

Gross unrealized appreciation	1,624,208
Gross unrealized depreciation	(154,488)
Net unrealized appreciation / (depreciation)	$ 1,469,720
* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  April 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  April 17, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  April 17, 2013